Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2023
Securitizations
Securitizations and asset-backed financings
in	6M23	6M22
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	5
Proceeds from transfer of assets [2]	0	2,819
Cash received on interests that continue to be held	13	22
RMBS
Net gain/(loss) [1]	0	(1)
Proceeds from transfer of assets [3]	0	6,799
Servicing fees	7	0
Cash received on interests that continue to be held	29	531
Other asset-backed financings
Net gain [1]	7	23
Proceeds from transfer of assets [4]	6,677	3,808
Purchases of previously transferred financial assets or its underlying collateral	(177)	(997)
Fees [5]	98	97
Cash received on interests that continue to be held	121	36
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 and CHF 272 million in 6M23 and 6M22, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 and CHF 635 million in 6M23 and 6M22, respectively.
4 Includes the receipt of non-cash beneficial interests (including risk retention securities) and seller financing of CHF 4,251 and CHF 65 million in 6M23 and 6M22, respectively.
5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding resulting from continuing involvement
end of	6M23	2022
CHF million
CMBS	5,170	17,193
RMBS	23,869	41,552
Other asset-backed financings	22,895	21,939
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M23	2022
CHF million
Other asset-backed financings
Trading assets	22	366
Other assets	209	154
Liability to SPEs, included in other liabilities	(231)	(520)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M23	2022
CHF billion
Government debt securities	6.2	17.1
Corporate debt securities	2.0	6.9
Asset-backed securities	0.0	0.9
Equity securities	0.1	0.2
Other	0.0	5.1
Securities sold under repurchase agreements	8.3	30.2
Government debt securities	0.0	0.2
Corporate debt securities	0.0	0.3
Asset-backed securities	0.0	0.2
Equity securities	0.1	0.1
Other	0.0	0.1
Securities lending transactions	0.1	0.9
Government debt securities	1.0	1.2
Corporate debt securities	0.1	0.4
Asset-backed securities	0.0	0.1
Equity securities	1.1	1.3
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	2.2	3.0
Total	10.6	34.1
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
		Remaining contractual maturities
end of	No stated maturity	Up to 30 days	[1]	31-90 days	More than 90 days	Total
6M23 (CHF billion)
Securities sold under repurchase agreements	0.7	5.6		1.2	0.8	8.3
Securities lending transactions	0.1	0.0		0.0	0.0	0.1
Obligation to return securities received as collateral, at fair value	2.2	0.0		0.0	0.0	2.2
Total	3.0	5.6		1.2	0.8	10.6
2022 (CHF billion)
Securities sold under repurchase agreements	4.1	12.8		5.9	7.4	30.2
Securities lending transactions	0.5	0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0	0.0		0.0	0.0	3.0
Total	7.6	13.0		5.9	7.6	34.1
1 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M23 (CHF million)
Cash and due from banks	0	326	75	9	28	16	454
Trading assets	0	0	885	20	436	1	1,342
Other investments	0	0	0	52	510	132	694
Net loans	0	1,499	0	0	15	0	1,514
Other assets	0	8	1,143	34	58	411	1,654
of which loans held-for-sale	0	8	83	20	0	0	111
of which premises and equipment	0	0	0	0	0	0	0
Total assets of consolidated VIEs	0	1,833	2,103	115	1,047	560	5,658
Trading liabilities	0	7	0	0	5	1	13
Short-term borrowings	0	31	0	11	0	1	43
Long-term debt	0	0	1,566	0	0	43	1,609
Other liabilities	0	32	3	16	44	1,026	1,121
Total liabilities of consolidated VIEs	0	70	1,569	27	49	1,071	2,785
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	42	417	4,594
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
Total assets of consolidated VIEs	296	6,774	2,571	137	1,126	698	11,602
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	49	70	189
Total liabilities of consolidated VIEs	84	4,230	1,862	32	55	222	6,485

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M23 (CHF million)
Trading assets	227	0		2,126	583	7	1,636	4,579
Net loans	138	66		3,152	1,983	10,142	1,531	17,012
Other assets	9	0		0	119	77	702	907
Total variable interest assets	374	66		5,278	2,685	10,226	3,869	22,498
Maximum exposure to loss	377	133		6,554	2,685	13,603	4,140	27,492
Total assets of non-consolidated VIEs	8,640	274		42,842	161,867	36,439	11,034	261,096
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	122	4	884	1,019
Total variable interest assets	534	1,440		6,401	2,806	7,628	4,901	23,710
Maximum exposure to loss	547	4,374		9,514	2,806	9,999	5,490	32,730
Total assets of non-consolidated VIEs	9,713	7,297		79,322	115,900	38,632	14,620	265,484
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.